Commitments and Contingent Liabilities (Schedule Of Minimum Future Payments Due Under Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Premises Leases [Member]
First year	$ 1,152
Second year	1,099
Third year	1,046
Fourth year	288
Fifth year and thereafter	187
Total minimum future payments	3,772
Other Agreements [Member]
First year	663
Second year	424
Third year	277
Fourth year	115
Fifth year and thereafter
Total minimum future payments	$ 1,479